Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Business activity

Business activity

Fusion Fuel Green plc (the “Parent” or “Company”) was incorporated in Ireland on April 3, 2020. The Company and its subsidiaries are collectively referred to as the “Group”. The registered office of the Company is The Victorians, 15-18 Earlsfort Terrace, Saint Kevin’s, Dublin 2, D02 YX28, Ireland.

The Group’s mission is to produce hydrogen with zero carbon emissions, thereby contributing to a future of sustainable and affordable clean energy and the reversal of climate change. The hydrogen will be produced using renewable energy resulting in zero carbon emissions (“Green Hydrogen”) with components built in-house and using the know-how and accumulated experience of its team’s strategic and continuous investment in research and development (“R&D”) around solar technologies.

The Company has a well-established risk management process which is managed through its management team, finance committee and board of directors. The key risks are evaluated throughout the period with key business leaders tasked to manage each risk as required. These risks are assessed through a risk matrix which evaluates each risk’s impact and likelihood.

Basis of presentation

Basis of presentation

The unaudited condensed consolidated financial statements are prepared in accordance with International Accounting Standard 34 “Interim Financial Reporting” (IAS 34). In the opinion of the Company’s management, the condensed consolidated financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation. The condensed consolidated financial statements and accompanying notes were prepared in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) which requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ materially from those estimates. These condensed consolidated financial statements and accompanying notes should be read in conjunction with the Group’s annual consolidated financial statements and accompanying notes included in its Annual Report on Form 20-F for the fiscal year ended December 31, 2022 (the “2022 Form 20-F”). These condensed consolidated financial statements are presented in Euro, the functional and presentation currency of the Company. All financial information presented in euro has been rounded to the nearest thousand, unless otherwise stated.

As a result of rounding, numbers or percentages may not add up to the total.

Use of estimates

Use of estimates

Preparation of condensed consolidated financial statements in conformity with IFRS requires the use of estimates and judgments that affect the reported amounts in the condensed consolidated financial statements and accompanying notes. IFRS requires the Company to make estimates and judgments in several areas, including, but not limited to, revenue, expenses, assets and liabilities, income taxes and the accompanying disclosures. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, onerous contract provisions, impairment of capitalized development costs, impairment of property, plant and equipment and the valuation of inventory. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates as there are changes in circumstances, facts and experience. Actual results could differ materially from those estimates.

Significant accounting policies	Significant accounting policies There have been no material changes to the Company’s significant accounting policies as compared to the significant accounting policies described in the 2022 Form 20-F.
New standards or amendments

New standards or amendments

There were no new standards effective for the period commencing 1 January 2023 that had a material impact on the Group. A number of new standards, amendments to standards and interpretations are not yet effective for the period and have not yet been applied in preparing the unaudited condensed consolidated financial statements. The Group is in the process of assessing the impact on the financial statements of these new standards and amendments. Management currently expects no material impact on the Group’s financial statements on adoption of these amendments.

Segment information

Segment information

The Group manages its operations as a single segment for purposes of assessing performance and making operating decisions. The Group’s focus is on the research and development around solar technologies. The Executive Committee, and in particular the Chief Financial Officer, is the chief operating decision maker that regularly reviews the consolidated operating results and makes decisions about the allocation of the Group’s resources.

At the Market Issuance Sales Agreement (“ATM”)

At the Market Issuance Sales Agreement (“ATM”)

On June 6, 2022, the Parent entered into an At the Market Issuance Sales Agreement (“the ATM”) with B. Riley Securities, Inc., Fearnley Securities Inc., and H.C. Wainwright & Co., LLC, pursuant to which the Company may offer and sell, from time to time, through or to the agents, acting as agent or principal, Class A ordinary shares of the Company having an aggregate offering price of up to $30 million under the Company’s Form F-3 registration statement. During 2022, the Parent sold 681,926 class A ordinary shares for net proceeds of $3.7 million (€3.7 million) and paid $0.1 million (€0.1 million) in commissions to agents as part of these trades.

During the six months ended June 30, 2023, the Parent sold 726,851 class A ordinary shares for net proceeds of $2.6 million (€2.4 million) and paid $0.1 million (€0.1 million) in commissions to agents as part of these trades.

Going concern

Going concern

In adopting the going concern basis in preparing the unaudited condensed consolidated financial statements, the Directors have considered the Group’s cash on hand, its future cash generation projections and plans, together with factors likely to affect its future performance, as well as the Group’s principal risks and uncertainties.

As of June 30, 2023, the Group had €3.1 million of cash and cash equivalents, which included €2.6 million of restricted cash. This €2.6 million is deemed restricted as it can only be used on specific projects so is not readily available to be spent on selling, general and administrative expenses. The Group is an early stage and emerging growth company and is subject to the corresponding risk of such companies. Since inception, the Group has incurred operating losses and had an accumulated deficit of €205.6 million at June 30, 2023. Included in the accumulated deficit are non-cash items of €160.7 million which related to fair value adjustments on our warrants, share based compensation expenses, foreign currency adjustments on our financial assets and expenses from the 2020 merger transaction described previously.

The Group expects to continue to incur net losses for the foreseeable future and is highly dependent on its ability to find additional sources of funding in the form of debt or equity financing to fund its planned operations. The Group's success depends on the profitable commercialization of its proprietary HEVO technology. There is no assurance that the Group will be successful in the profitable commercialization of its technology. These conditions raise significant doubt about the Group’s ability to continue as a going concern and therefore, to continue realizing their assets and discharging their liabilities in the normal course of business absent the mitigating actions set out below.

On November 27, 2023, the Parent entered into an agreement for financing of up to $20 million of senior convertible notes with Belike Nominees Pty Ltd., a Macquarie Group entity. This facility has a two-year term and it’s expected that amounts will be drawn down in tranches. The first tranche is expected to be drawn down in the first quarter of 2024.

Based upon its current operating and financial plans, management believes it will have sufficient access to financial resources to fund operations for at least one year after the date the financial statements are issued. In making this assessment, management has considered the Group’s available cash resources, the recently announced agreement with Belike Nominees Pty Ltd expected inflows from both technology sales and grant award agreements, future financing options available to the Group (debt and/or equity), the planned operations of the Group and the ability to adjust its plans if required.

The inability to operationalize the financing agreement with Belike Nominees Pty Ltd would have a negative impact on the Group’s financial conditions and ability to pursue its business strategies. If the Group is unable to operationalize or obtain alternative funding, the Group could be forced to delay, reduce, or eliminate some or all of its research and development programs or strategic partnerships efforts, which could adversely affect its business prospects, or the Group may be unable to continue operations. Although management intends to pursue plans to obtain alternative funding to finance its operations, there is no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations, if at all.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this material uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

For this reason, the Directors adopt the going concern basis in preparing the unaudited condensed consolidated financial statements.